Bonds Payable - Major Terms Of Unsecured Bonds (Details)	49 Months Ended
	Jul. 31, 2022 USD ($)	Jun. 30, 2022	Dec. 31, 2021 USD ($)	Jun. 30, 2021	Dec. 31, 2020 USD ($)	Jun. 30, 2019	Mar. 31, 2019 TWD ($)	Jul. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 558,208,000		$ 340,623,000		$ 7,200,000,000
Bonds Payable
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 100,000,000
Borrowings, interest rate			4.12388%		3.71457%
Covenant, minimum net asset value	$ 100,000,000
Bonds Payable | LIBOR - 90 Day
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		4.00%		3.50%	3.50%	3.00%